Note 24 - Provisions. Provisions for Taxes, Legal Contingents and Other Provisions - Changes Over the Period (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions or reversal of provisions Abstract
Provisions For Taxes Legal Contingents And Other Provisions at the beginning		€ 2,028	€ 1,771	€ 1,031
Changes In Provisions For Taxes Legal Contingents And Other Provisions Abstract
Charges To Income For The Year Provisions For Taxes Legal Contingents And Other Provisions		868	1,109	334
Acquisition Of Subsidiaries	[1]	0	0	1,256
Available Funds		(164)	(311)	(205)
Amount Used And Other Variations		(1,306)	(540)	(645)
Provisions For Taxes Legal Contingents And Other Provisions at the end		€ 1,425	€ 2,028	€ 1,771
Description Of The Legal Situation Of The Clauses Of Limitation Of Interest Rates In Mortgage Loans With Consumers		In the consolidated financial statements for the year 2016, the judicial procedure related to the clauses of limitation of interest rates in mortgage loans with consumers (the so-called “cláusulas suelo”) was considered material. In relation to this issue, after the preliminary ruling to the Court of Justice of the European Union (CJEU), and after the analysis carried out on the portfolio of mortgage loans to consumers to which a floor clause had been applied, BBVA endowed a provision of €577 million (with an impact on the attributed profit of approximately €404 million) recorded in the consolidated profit and loss account for 2016, to cover potential claims. This provision has been used for this purpose during the year 2017. The additional provisions that have been made during the year 2017, to cover the possible claims that may arise in relation to this matter, have not been significant.

[1]	(*) In the year 2015 this line item mainly includes the incorporation of Garanti y Catalunya Banc in year 2015 (see Note 3).